Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Currency translation differences:
Change in fair value of debt securities (net of taxes of $nil and $nil)	$ 4	$ 4
Share of other comprehensive loss of joint venture and associate (net of taxes of $nil and $nil)	(1)	0
Remeasurements of retirement benefit plans (net of taxes of $nil and $(30))	14	(5)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries, tax	1	7
Change in fair value of available-for-sale financial instruments, taxes	0	0
Share of other comprehensive loss of joint venture and associate, taxes	0	0
Remeasurements of retirement benefit plans, tax		(30)
Accumulated other comprehensive income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income – beginning of year	2,397	693
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	(1,203)	1,697
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $1 and $7)	6	(47)
Other comprehensive income net of tax exchange differences on translation	(1,197)	1,650
Change in fair value of debt securities (net of taxes of $nil and $nil)	31	54
Remeasurements of retirement benefit plans (net of taxes of $nil and $(30))	14	46
Other comprehensive income (loss)	(1,153)	1,750
Remeasurements of retirement benefit plans recorded in retained earnings	(14)	(46)
Accumulated other comprehensive income – end of year	1,230	2,397
Change in fair value of available-for-sale financial instruments, taxes	(3)	$ (7)
Remeasurements of retirement benefit plans, tax	$ (13)